Interest bearing debt (Tables)	9 Months Ended
Sep. 30, 2025
Interest bearing debt [Abstract]
Scheduled Debt Repayments
Scheduled debt repayments

$ in thousands	Interest rate	Maturity	Q4 2025	2026	2027	Thereafter	Total
Credit Agricole Credit Facility	SOFR + 2.05%	2028	625	2,500	2,500	25,000	30,625
ING Credit Facility [1]	SOFR + 1.90%	2029	6,250	25,000	25,000	113,750	170,000
ING Credit Facility	SOFR + 1.80%	2029	750	3,000	3,000	32,250	39,000
Nordea Credit Facility [2]	SOFR + CAS[3] + 1.90%	2027	-	-	3,699	-	3,699
Nordea Reducing Revolving Credit Facility	SOFR +1.75%	2031	710	2,840	2,840	22,900	29,290
Total			8,335	33,340	37,039	193,900	272,614
Unamortized upfront fees bank loans							(4,087)
Total interest bearing debt							268,526

[1] $72.5 mill. undrawn as of September 30, 2025
[2] $144.0 mill. undrawn as of September 30, 2025
[3] 3 months Credit Adjustment Spread (CAS) of 0.26%

Derivative Financial Liability Interest Rate Swaps
		Notional amount	Current liability	Non-current liability	Fair value
$ in thousands	Expires	Q3 2025	Q3 2025	Q3 2025	Q3 2025
Swap pays 3.2840%, receive floating	Dec. 8, 2028	18,125	2	5	7
Swap pays 3.2840%, receive floating	Dec. 8, 2028	18,125	2	5	7
Swap pays 3.3200%, receive floating	Dec. 8, 2028	8,125	1	2	2
Swap pays 3.2790%, receive floating	Dec. 8, 2028	23,125	3	6	9
Swap pays 3.3110%, receive floating	Oct. 30, 2028	28,580	4	9	13
Swap pays 3.3536%, receive floating	Dec. 8, 2028	33,125	31	69	100
Swap pays 3.3536%, receive floating	Dec. 8, 2028	33,125	31	69	100
Swap pays 3.3536%, receive floating	Dec. 8, 2028	38,250	36	79	115
Total carrying amount		200,580	111	243	354

Financial Covenant Compliance
The Company’s financial covenants as of September 30, 2025, are summarized as follows:
	Credit Agricole	ING	Nordea	Nordea Reducing Revolving
	Credit Facility	Credit Facility	Credit Facility	Credit Facility
Security	1 VLCC	11 VLCCs	8 VLCCs	1 VLCC
Charter free market value of vessels that secure facility must be no less than	135% of borrowings	135% of borrowings	135% of borrowings	135% of borrowings
Value adjusted* tangible net worth	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.
*Value adjusted is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by a broker approved by the financial institution)